Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2012
Supplement [Text Block]	pst6_SupplementTextBlock

PROSHARES TRUST

ProShares Credit Suisse 130/30, ProShares Short MSCI Emerging Markets, ProShares UltraShort MSCI Emerging Markets, ProShares UltraShort MSCI Brazil, ProShares UltraShort MSCI Mexico Investable Market, ProShares Ultra MSCI Emerging Markets, ProShares Ultra MSCI Brazil, ProShares Ultra MSCI Mexico Investable Market, ProShares Ultra High Yield and ProShares Ultra Investment Grade Corporate (together, the “Funds”)

Supplement dated February 7, 2013

to the Funds’ summary prospectuses dated October 1, 2012

and statutory prospectus dated October 1, 2012, as previously supplemented

(together, the “Prospectuses”)

and to the Funds’ Statement of Additional Information dated October 1, 2012, as previously supplemented

(the “SAI”)

1.	For the Funds listed below, the following changes to the Prospectuses and SAI will take effect on or about February 11, 2013:

	Current	New
Fund Name	ProShares UltraShort MSCI Brazil	ProShares UltraShort MSCI Brazil Capped
Underlying Index	MSCI Brazil Index®	MSCI Brazil 25/50 Index®

Investment Policy	The Fund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Index [MSCI Brazil Index®]. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	The Fund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Index [MSCI Brazil 25/50 Index®]. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Description of the Underlying Index	The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2012, the Index included companies with capitalizations between approximately $538.8 million and $38.8 billion. The average capitalization of the companies comprising the Index was approximately $5.6 billion. The Index is published under the Bloomberg ticker symbol “MXBR.”	The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. The Index is different from the MSCI Brazil Index®, as it is designed to limit exposure to large holdings to levels that comply with Internal Revenue Code diversification tests for regulated investment companies. Specifically, a capping methodology is applied that limits the weight of any single component to a maximum of 25% of the Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the Index cannot exceed a maximum of 50% of the Index in the aggregate. As of June 30, 2012, the Index included companies with capitalizations between approximately $538.8 million and $38.8 billion. The average capitalization of the companies comprising the Index was approximately $5.7 billion. The Index is published under the Bloomberg ticker symbol “MXBR2550.”

	Current	New
Fund Name	ProShares UltraShort MSCI Mexico Investable Market	ProShares UltraShort MSCI Mexico Capped IMI
Underlying Index	MSCI Mexico Investable Market Index®	MSCI Mexico IMI 25/50 Index®

Investment Policy	The Fund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Index [MSCI Mexico Investable Market Index®]. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	The Fund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Index [MSCI Mexico IMI 25/50 Index®]. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Description of the Underlying Index	The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization. Component companies must meet objective criteria for inclusion in the MSCI Mexico Investable Market Index®, taking into consideration unavailable strategic shareholdings and limitations to foreign ownership. As of June 30, 2012, the Index included companies with capitalizations between approximately $72.7 million and $51.0 billion. The average capitalization of the companies comprising the Index was approximately $4.4 billion. The Index is published under the Bloomberg ticker symbol “MZMXI.“	The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Mexican market by capturing 99% of the (publicly available) total market capitalization. Component companies must meet objective criteria for inclusion in the MSCI Mexico Investable Market Index®, taking into consideration unavailable strategic shareholdings and limitations to foreign ownership. The Index is different from the MSCI Mexico Investable Market Index®, as it is designed to limit exposure to large holdings to levels that comply with Internal Revenue Code diversification tests for regulated investment companies. Specifically, a capping methodology is applied that limits the weight of any single component to a maximum of 25% of the Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the Index cannot exceed a maximum of 50% of the Index in the aggregate. As of June 30, 2012, the Index included companies with capitalizations between approximately $72.7 million and $51.0 billion. The average capitalization of the companies comprising the Index was approximately $4.5 billion. The Index is published under the Bloomberg ticker symbol “MXMX5IM.”

	Current	New
Fund Name	ProShares Ultra MSCI Brazil	ProShares Ultra MSCI Brazil Capped
Underlying Index	MSCI Brazil Index®	MSCI Brazil 25/50 Index®

Investment Policy	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index [MSCI Brazil Index®]. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index [MSCI Brazil 25/50 Index®]. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Description of the Underlying Index	The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2012, the Index included companies with capitalizations between approximately $538.8 million and $38.8 billion. The average capitalization of the companies comprising the Index was approximately $5.6 billion. The Index is published under the Bloomberg ticker symbol “MXBR.”	The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. The Index is different from the MSCI Brazil Index®, as it is designed to limit exposure to large holdings to levels that comply with Internal Revenue Code diversification tests for regulated investment companies. Specifically, a capping methodology is applied that limits the weight of any single component to a maximum of 25% of the Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the Index cannot exceed a maximum of 50% of the Index in the aggregate. As of June 30, 2012, the Index included companies with capitalizations between approximately $538.8 million and $38.8 billion. The average capitalization of the companies comprising the Index was approximately $5.7 billion. The Index is published under the Bloomberg ticker symbol “MXBR2550.”

	Current	New
Fund Name	ProShares Ultra MSCI Mexico Investable Market	ProShares Ultra MSCI Mexico Capped IMI
Underlying Index	MSCI Mexico Investable Market Index®	MSCI Mexico IMI 25/50 Index®

Investment Policy	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index [MSCI Mexico Investable Market Index®]. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index [MSCI Mexico IMI 25/50 Index®]. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Description of the Underlying Index	The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization. Component companies must meet objective criteria for inclusion in the MSCI Mexico Investable Market Index®, taking into consideration unavailable strategic shareholdings and limitations to foreign ownership. As of June 30, 2012, the Index included companies with capitalizations between approximately $72.7 million and $51.0 billion. The average capitalization of the companies comprising the Index was approximately $4.4 billion. The Index is published under the Bloomberg ticker symbol “MZMXI.”	The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Mexican market by capturing 99% of the (publicly available) total market capitalization. Component companies must meet objective criteria for inclusion in the MSCI Mexico Investable Market Index®, taking into consideration unavailable strategic shareholdings and limitations to foreign ownership. The Index is different from the MSCI Mexico Investable Market Index®, as it is designed to limit exposure to large holdings to levels that comply with Internal Revenue Code diversification tests for regulated investment companies. Specifically, a capping methodology is applied that limits the weight of any single component to a maximum of 25% of the Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the Index cannot exceed a maximum of 50% of the Index in the aggregate. As of June 30, 2012, the Index included companies with capitalizations between approximately $72.7 million and $51.0 billion. The average capitalization of the companies comprising the Index was approximately $4.5 billion. The Index is published under the Bloomberg ticker symbol “MXMX5IM.”

2.	For the Funds listed below, the following disclosure replaces the final paragraph of the section of the Funds’ Prospectuses titled “Important Information About the Fund,” effective immediately:

ProShares Short MSCI Emerging Markets:

Because of differences in trading hours between U.S. and foreign markets and because the level of the Index may be determined using prices obtained at times other than the Fund’s NAV calculation time, correlation to the Index will generally be measured by comparing the daily change in the Fund’s NAV per share to the performance of one or more U.S. exchange-traded securities or financial instruments that reflect the values of the securities underlying the Index as of the Fund’s NAV calculation time. Due to the above, the percentage change of the Fund’s NAV per share each day may differ, perhaps significantly, from the inverse (-1x) of the percentage change of the Index on such day.

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

ProShares UltraShort MSCI Emerging Markets, ProShares UltraShort MSCI Brazil and ProShares UltraShort MSCI Mexico Investable Market:

Because of differences in trading hours between U.S. and foreign markets and because the level of the Index may be determined using prices obtained at times other than the Fund’s NAV calculation time, correlation to the Index will generally be measured by comparing the daily change in the Fund’s NAV per share to the performance of one or more U.S. exchange-traded securities or financial instruments that reflect the values of the securities underlying the Index as of the Fund’s NAV calculation time. Due to the above, the percentage change of the Fund’s NAV per share each day may differ, perhaps significantly, from two times the inverse (-2x) of the percentage change of the Index on such day.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

ProShares Ultra MSCI Emerging Markets, ProShares Ultra MSCI Brazil and ProShares Ultra MSCI Mexico Investable Market:

Because of differences in trading hours between U.S. and foreign markets and because the level of the Index may be determined using prices obtained at times other than the Fund’s NAV calculation time, correlation to the Index will generally be measured by comparing the daily change in the Fund’s NAV per share to the performance of one or more U.S. exchange-traded securities or financial instruments that reflect the values of the securities underlying the Index as of the Fund’s NAV calculation time. Due to the above, the percentage change of the Fund’s NAV per share each day may differ, perhaps significantly, from two times (2x) the percentage change of the Index on such day.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

3.	For the Fund listed below, the following changes to the Prospectuses and SAI are effective immediately:

	Current	New
Fund Name	ProShares Credit Suisse 130/30	ProShares Large Cap Core Plus
Expense Limitation	ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2013. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.45% through September 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

4.	For the Funds listed below, the sentence replaces the first sentence and the bullet point is inserted as the first bullet point of the section of the Funds’ Prospectuses titled “Principal Investment Strategies,” effective immediately:

ProShares Ultra High Yield and ProShares Ultra Investment Grade Corporate

The Fund invests in a combination of debt securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as two times (2x) the daily return of the Index.

•	Debt Securities — Debt securities are fixed income securities, which may include foreign sovereign, sub-sovereign and supranational bonds, as well as any other obligations of any rating or maturity such as foreign and domestic investment grade corporate debt securities and lower-rated corporate debt securities.

ProShares UltraShort MSCI Brazil
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pst6_SupplementTextBlock

PROSHARES TRUST

ProShares Credit Suisse 130/30, ProShares Short MSCI Emerging Markets, ProShares UltraShort MSCI Emerging Markets, ProShares UltraShort MSCI Brazil, ProShares UltraShort MSCI Mexico Investable Market, ProShares Ultra MSCI Emerging Markets, ProShares Ultra MSCI Brazil, ProShares Ultra MSCI Mexico Investable Market, ProShares Ultra High Yield and ProShares Ultra Investment Grade Corporate (together, the “Funds”)

Supplement dated February 7, 2013

to the Funds’ summary prospectuses dated October 1, 2012

and statutory prospectus dated October 1, 2012, as previously supplemented

(together, the “Prospectuses”)

and to the Funds’ Statement of Additional Information dated October 1, 2012, as previously supplemented

(the “SAI”)

1.	For the Funds listed below, the following changes to the Prospectuses and SAI will take effect on or about February 11, 2013:

	Current	New
Fund Name	ProShares UltraShort MSCI Brazil	ProShares UltraShort MSCI Brazil Capped
Underlying Index	MSCI Brazil Index®	MSCI Brazil 25/50 Index®

Investment Policy	The Fund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Index [MSCI Brazil Index®]. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	The Fund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Index [MSCI Brazil 25/50 Index®]. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Description of the Underlying Index	The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2012, the Index included companies with capitalizations between approximately $538.8 million and $38.8 billion. The average capitalization of the companies comprising the Index was approximately $5.6 billion. The Index is published under the Bloomberg ticker symbol “MXBR.”	The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. The Index is different from the MSCI Brazil Index®, as it is designed to limit exposure to large holdings to levels that comply with Internal Revenue Code diversification tests for regulated investment companies. Specifically, a capping methodology is applied that limits the weight of any single component to a maximum of 25% of the Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the Index cannot exceed a maximum of 50% of the Index in the aggregate. As of June 30, 2012, the Index included companies with capitalizations between approximately $538.8 million and $38.8 billion. The average capitalization of the companies comprising the Index was approximately $5.7 billion. The Index is published under the Bloomberg ticker symbol “MXBR2550.”

ProShares UltraShort MSCI Mexico Investable Market
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pst6_SupplementTextBlock

PROSHARES TRUST

ProShares Credit Suisse 130/30, ProShares Short MSCI Emerging Markets, ProShares UltraShort MSCI Emerging Markets, ProShares UltraShort MSCI Brazil, ProShares UltraShort MSCI Mexico Investable Market, ProShares Ultra MSCI Emerging Markets, ProShares Ultra MSCI Brazil, ProShares Ultra MSCI Mexico Investable Market, ProShares Ultra High Yield and ProShares Ultra Investment Grade Corporate (together, the “Funds”)

Supplement dated February 7, 2013

to the Funds’ summary prospectuses dated October 1, 2012

and statutory prospectus dated October 1, 2012, as previously supplemented

(together, the “Prospectuses”)

and to the Funds’ Statement of Additional Information dated October 1, 2012, as previously supplemented

(the “SAI”)

1.	For the Funds listed below, the following changes to the Prospectuses and SAI will take effect on or about February 11, 2013:

	Current	New
Fund Name	ProShares UltraShort MSCI Mexico Investable Market	ProShares UltraShort MSCI Mexico Capped IMI
Underlying Index	MSCI Mexico Investable Market Index®	MSCI Mexico IMI 25/50 Index®

Investment Policy	The Fund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Index [MSCI Mexico Investable Market Index®]. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	The Fund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Index [MSCI Mexico IMI 25/50 Index®]. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Description of the Underlying Index	The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization. Component companies must meet objective criteria for inclusion in the MSCI Mexico Investable Market Index®, taking into consideration unavailable strategic shareholdings and limitations to foreign ownership. As of June 30, 2012, the Index included companies with capitalizations between approximately $72.7 million and $51.0 billion. The average capitalization of the companies comprising the Index was approximately $4.4 billion. The Index is published under the Bloomberg ticker symbol “MZMXI.”	The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Mexican market by capturing 99% of the (publicly available) total market capitalization. Component companies must meet objective criteria for inclusion in the MSCI Mexico Investable Market Index®, taking into consideration unavailable strategic shareholdings and limitations to foreign ownership. The Index is different from the MSCI Mexico Investable Market Index®, as it is designed to limit exposure to large holdings to levels that comply with Internal Revenue Code diversification tests for regulated investment companies. Specifically, a capping methodology is applied that limits the weight of any single component to a maximum of 25% of the Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the Index cannot exceed a maximum of 50% of the Index in the aggregate. As of June 30, 2012, the Index included companies with capitalizations between approximately $72.7 million and $51.0 billion. The average capitalization of the companies comprising the Index was approximately $4.5 billion. The Index is published under the Bloomberg ticker symbol “MXMX5IM.”

ProShares Ultra MSCI Brazil
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pst6_SupplementTextBlock

PROSHARES TRUST

ProShares Credit Suisse 130/30, ProShares Short MSCI Emerging Markets, ProShares UltraShort MSCI Emerging Markets, ProShares UltraShort MSCI Brazil, ProShares UltraShort MSCI Mexico Investable Market, ProShares Ultra MSCI Emerging Markets, ProShares Ultra MSCI Brazil, ProShares Ultra MSCI Mexico Investable Market, ProShares Ultra High Yield and ProShares Ultra Investment Grade Corporate (together, the “Funds”)

Supplement dated February 7, 2013

to the Funds’ summary prospectuses dated October 1, 2012

and statutory prospectus dated October 1, 2012, as previously supplemented

(together, the “Prospectuses”)

and to the Funds’ Statement of Additional Information dated October 1, 2012, as previously supplemented

(the “SAI”)

1.	For the Funds listed below, the following changes to the Prospectuses and SAI will take effect on or about February 11, 2013:

	Current	New
Fund Name	ProShares Ultra MSCI Brazil	ProShares Ultra MSCI Brazil Capped
Underlying Index	MSCI Brazil Index®	MSCI Brazil 25/50 Index®

Investment Policy	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index [MSCI Brazil Index®]. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index [MSCI Brazil 25/50 Index®]. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Description of the Underlying Index	The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2012, the Index included companies with capitalizations between approximately $538.8 million and $38.8 billion. The average capitalization of the companies comprising the Index was approximately $5.6 billion. The Index is published under the Bloomberg ticker symbol “MXBR.”	The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. The Index is different from the MSCI Brazil Index®, as it is designed to limit exposure to large holdings to levels that comply with Internal Revenue Code diversification tests for regulated investment companies. Specifically, a capping methodology is applied that limits the weight of any single component to a maximum of 25% of the Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the Index cannot exceed a maximum of 50% of the Index in the aggregate. As of June 30, 2012, the Index included companies with capitalizations between approximately $538.8 million and $38.8 billion. The average capitalization of the companies comprising the Index was approximately $5.7 billion. The Index is published under the Bloomberg ticker symbol “MXBR2550.”

ProShares Ultra MSCI Mexico Investable Market
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pst6_SupplementTextBlock

PROSHARES TRUST

ProShares Credit Suisse 130/30, ProShares Short MSCI Emerging Markets, ProShares UltraShort MSCI Emerging Markets, ProShares UltraShort MSCI Brazil, ProShares UltraShort MSCI Mexico Investable Market, ProShares Ultra MSCI Emerging Markets, ProShares Ultra MSCI Brazil, ProShares Ultra MSCI Mexico Investable Market, ProShares Ultra High Yield and ProShares Ultra Investment Grade Corporate (together, the “Funds”)

Supplement dated February 7, 2013

to the Funds’ summary prospectuses dated October 1, 2012

and statutory prospectus dated October 1, 2012, as previously supplemented

(together, the “Prospectuses”)

and to the Funds’ Statement of Additional Information dated October 1, 2012, as previously supplemented

(the “SAI”)

1.	For the Funds listed below, the following changes to the Prospectuses and SAI will take effect on or about February 11, 2013:

	Current	New
Fund Name	ProShares Ultra MSCI Mexico Investable Market	ProShares Ultra MSCI Mexico Capped IMI
Underlying Index	MSCI Mexico Investable Market Index®	MSCI Mexico IMI 25/50 Index®

Investment Policy	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index [MSCI Mexico Investable Market Index®]. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index [MSCI Mexico IMI 25/50 Index®]. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Description of the Underlying Index	The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization. Component companies must meet objective criteria for inclusion in the MSCI Mexico Investable Market Index®, taking into consideration unavailable strategic shareholdings and limitations to foreign ownership. As of June 30, 2012, the Index included companies with capitalizations between approximately $72.7 million and $51.0 billion. The average capitalization of the companies comprising the Index was approximately $4.4 billion. The Index is published under the Bloomberg ticker symbol “MZMXI.”	The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Mexican market by capturing 99% of the (publicly available) total market capitalization. Component companies must meet objective criteria for inclusion in the MSCI Mexico Investable Market Index®, taking into consideration unavailable strategic shareholdings and limitations to foreign ownership. The Index is different from the MSCI Mexico Investable Market Index®, as it is designed to limit exposure to large holdings to levels that comply with Internal Revenue Code diversification tests for regulated investment companies. Specifically, a capping methodology is applied that limits the weight of any single component to a maximum of 25% of the Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the Index cannot exceed a maximum of 50% of the Index in the aggregate. As of June 30, 2012, the Index included companies with capitalizations between approximately $72.7 million and $51.0 billion. The average capitalization of the companies comprising the Index was approximately $4.5 billion. The Index is published under the Bloomberg ticker symbol “MXMX5IM.”

ProShares Short MSCI Emerging Markets
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pst6_SupplementTextBlock

PROSHARES TRUST

ProShares Credit Suisse 130/30, ProShares Short MSCI Emerging Markets, ProShares UltraShort MSCI Emerging Markets, ProShares UltraShort MSCI Brazil, ProShares UltraShort MSCI Mexico Investable Market, ProShares Ultra MSCI Emerging Markets, ProShares Ultra MSCI Brazil, ProShares Ultra MSCI Mexico Investable Market, ProShares Ultra High Yield and ProShares Ultra Investment Grade Corporate (together, the “Funds”)

Supplement dated February 7, 2013

to the Funds’ summary prospectuses dated October 1, 2012

and statutory prospectus dated October 1, 2012, as previously supplemented

(together, the “Prospectuses”)

and to the Funds’ Statement of Additional Information dated October 1, 2012, as previously supplemented

(the “SAI”)

2.	For the Funds listed below, the following disclosure replaces the final paragraph of the section of the Funds’ Prospectuses titled “Important Information About the Fund,” effective immediately:

ProShares Short MSCI Emerging Markets:

Because of differences in trading hours between U.S. and foreign markets and because the level of the Index may be determined using prices obtained at times other than the Fund’s NAV calculation time, correlation to the Index will generally be measured by comparing the daily change in the Fund’s NAV per share to the performance of one or more U.S. exchange-traded securities or financial instruments that reflect the values of the securities underlying the Index as of the Fund’s NAV calculation time. Due to the above, the percentage change of the Fund’s NAV per share each day may differ, perhaps significantly, from the inverse (-1x) of the percentage change of the Index on such day.

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

ProShares UltraShort MSCI Emerging Markets
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pst6_SupplementTextBlock

PROSHARES TRUST

ProShares Credit Suisse 130/30, ProShares Short MSCI Emerging Markets, ProShares UltraShort MSCI Emerging Markets, ProShares UltraShort MSCI Brazil, ProShares UltraShort MSCI Mexico Investable Market, ProShares Ultra MSCI Emerging Markets, ProShares Ultra MSCI Brazil, ProShares Ultra MSCI Mexico Investable Market, ProShares Ultra High Yield and ProShares Ultra Investment Grade Corporate (together, the “Funds”)

Supplement dated February 7, 2013

to the Funds’ summary prospectuses dated October 1, 2012

and statutory prospectus dated October 1, 2012, as previously supplemented

(together, the “Prospectuses”)

and to the Funds’ Statement of Additional Information dated October 1, 2012, as previously supplemented

(the “SAI”)

2.	For the Funds listed below, the following disclosure replaces the final paragraph of the section of the Funds’ Prospectuses titled “Important Information About the Fund,” effective immediately:

ProShares UltraShort MSCI Emerging Markets, ProShares UltraShort MSCI Brazil and ProShares UltraShort MSCI Mexico Investable Market:

Because of differences in trading hours between U.S. and foreign markets and because the level of the Index may be determined using prices obtained at times other than the Fund’s NAV calculation time, correlation to the Index will generally be measured by comparing the daily change in the Fund’s NAV per share to the performance of one or more U.S. exchange-traded securities or financial instruments that reflect the values of the securities underlying the Index as of the Fund’s NAV calculation time. Due to the above, the percentage change of the Fund’s NAV per share each day may differ, perhaps significantly, from two times the inverse (-2x) of the percentage change of the Index on such day.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

ProShares Ultra MSCI Emerging Markets
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pst6_SupplementTextBlock

PROSHARES TRUST

ProShares Credit Suisse 130/30, ProShares Short MSCI Emerging Markets, ProShares UltraShort MSCI Emerging Markets, ProShares UltraShort MSCI Brazil, ProShares UltraShort MSCI Mexico Investable Market, ProShares Ultra MSCI Emerging Markets, ProShares Ultra MSCI Brazil, ProShares Ultra MSCI Mexico Investable Market, ProShares Ultra High Yield and ProShares Ultra Investment Grade Corporate (together, the “Funds”)

Supplement dated February 7, 2013

to the Funds’ summary prospectuses dated October 1, 2012

and statutory prospectus dated October 1, 2012, as previously supplemented

(together, the “Prospectuses”)

and to the Funds’ Statement of Additional Information dated October 1, 2012, as previously supplemented

(the “SAI”)

2.	For the Funds listed below, the following disclosure replaces the final paragraph of the section of the Funds’ Prospectuses titled “Important Information About the Fund,” effective immediately:

ProShares Ultra MSCI Emerging Markets, ProShares Ultra MSCI Brazil and ProShares Ultra MSCI Mexico Investable Market:

Because of differences in trading hours between U.S. and foreign markets and because the level of the Index may be determined using prices obtained at times other than the Fund’s NAV calculation time, correlation to the Index will generally be measured by comparing the daily change in the Fund’s NAV per share to the performance of one or more U.S. exchange-traded securities or financial instruments that reflect the values of the securities underlying the Index as of the Fund’s NAV calculation time. Due to the above, the percentage change of the Fund’s NAV per share each day may differ, perhaps significantly, from two times (2x) the percentage change of the Index on such day.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

ProShares Credit Suisse 130/30
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pst6_SupplementTextBlock

PROSHARES TRUST

ProShares Credit Suisse 130/30, ProShares Short MSCI Emerging Markets, ProShares UltraShort MSCI Emerging Markets, ProShares UltraShort MSCI Brazil, ProShares UltraShort MSCI Mexico Investable Market, ProShares Ultra MSCI Emerging Markets, ProShares Ultra MSCI Brazil, ProShares Ultra MSCI Mexico Investable Market, ProShares Ultra High Yield and ProShares Ultra Investment Grade Corporate (together, the “Funds”)

Supplement dated February 7, 2013

to the Funds’ summary prospectuses dated October 1, 2012

and statutory prospectus dated October 1, 2012, as previously supplemented

(together, the “Prospectuses”)

and to the Funds’ Statement of Additional Information dated October 1, 2012, as previously supplemented

(the “SAI”)

3.	For the Fund listed below, the following changes to the Prospectuses and SAI are effective immediately:

	Current	New
Fund Name	ProShares Credit Suisse 130/30	ProShares Large Cap Core Plus
Expense Limitation	ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2013. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.45% through September 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

ProShares Ultra High Yield
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pst6_SupplementTextBlock

PROSHARES TRUST

ProShares Credit Suisse 130/30, ProShares Short MSCI Emerging Markets, ProShares UltraShort MSCI Emerging Markets, ProShares UltraShort MSCI Brazil, ProShares UltraShort MSCI Mexico Investable Market, ProShares Ultra MSCI Emerging Markets, ProShares Ultra MSCI Brazil, ProShares Ultra MSCI Mexico Investable Market, ProShares Ultra High Yield and ProShares Ultra Investment Grade Corporate (together, the “Funds”)

Supplement dated February 7, 2013

to the Funds’ summary prospectuses dated October 1, 2012

and statutory prospectus dated October 1, 2012, as previously supplemented

(together, the “Prospectuses”)

and to the Funds’ Statement of Additional Information dated October 1, 2012, as previously supplemented

(the “SAI”)

4.	For the Funds listed below, the sentence replaces the first sentence and the bullet point is inserted as the first bullet point of the section of the Funds’ Prospectuses titled “Principal Investment Strategies,” effective immediately:

ProShares Ultra High Yield and ProShares Ultra Investment Grade Corporate

The Fund invests in a combination of debt securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as two times (2x) the daily return of the Index.

•	Debt Securities — Debt securities are fixed income securities, which may include foreign sovereign, sub-sovereign and supranational bonds, as well as any other obligations of any rating or maturity such as foreign and domestic investment grade corporate debt securities and lower-rated corporate debt securities.

ProShares Ultra Investment Grade Corporate
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pst6_SupplementTextBlock

PROSHARES TRUST

ProShares Credit Suisse 130/30, ProShares Short MSCI Emerging Markets, ProShares UltraShort MSCI Emerging Markets, ProShares UltraShort MSCI Brazil, ProShares UltraShort MSCI Mexico Investable Market, ProShares Ultra MSCI Emerging Markets, ProShares Ultra MSCI Brazil, ProShares Ultra MSCI Mexico Investable Market, ProShares Ultra High Yield and ProShares Ultra Investment Grade Corporate (together, the “Funds”)

Supplement dated February 7, 2013

to the Funds’ summary prospectuses dated October 1, 2012

and statutory prospectus dated October 1, 2012, as previously supplemented

(together, the “Prospectuses”)

and to the Funds’ Statement of Additional Information dated October 1, 2012, as previously supplemented

(the “SAI”)

4.	For the Funds listed below, the sentence replaces the first sentence and the bullet point is inserted as the first bullet point of the section of the Funds’ Prospectuses titled “Principal Investment Strategies,” effective immediately:

ProShares Ultra High Yield and ProShares Ultra Investment Grade Corporate

The Fund invests in a combination of debt securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as two times (2x) the daily return of the Index.

•	Debt Securities — Debt securities are fixed income securities, which may include foreign sovereign, sub-sovereign and supranational bonds, as well as any other obligations of any rating or maturity such as foreign and domestic investment grade corporate debt securities and lower-rated corporate debt securities.